Related Party Balances and Transactions (Schedule of transaction with related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 338,728	$ 394,190	$ 347,179
Cost of revenues	224,176	257,339	227,310
Research and development expenses	30,427	34,951	32,274
Sales and marketing expenses	48,681	44,717	40,577
General and administrative expenses	24,394	14,220	23,793
Purchase of property and equipment	13,609	14,581	9,955
Related Party [Member]
Related Party Transaction [Line Items]
Revenues	0	0	77
Cost of revenues	0	0	295
Research and development expenses	0	0	3
Sales and marketing expenses	0	0	252
General and administrative expenses	0	0	495
Purchase of property and equipment	$ 0	$ 0	$ 37